Portfolio Class Shares | T. Rowe Price Limited-Term Bond Portfolio

Limited-Term Bond Portfolio

SUMMARY

Investment Objective
The fund seeks a high level of income consistent with moderate fluctuations in principal value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There may be additional expenses that apply as described in your insurance contract prospectus.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Portfolio Class Shares T. Rowe Price Limited-Term Bond Portfolio
Management fees		0.70%
Other expenses		none
Acquired fund fees and expenses		0.05%
Total annual fund operating expenses	[1]	0.75%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Portfolio Class Shares T. Rowe Price Limited-Term Bond Portfolio	77	240	417	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 89.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies

Normally, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities purchased, but the fund’s average effective maturity will not exceed five years. Targeting effective maturity provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than would be true of a fund targeting a stated maturity or maturity range.

At least 90% of the fund’s portfolio will consist of investment-grade securities that have been rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. In an effort to enhance yield, up to 10% of assets can be invested in below investment-grade securities, commonly referred to as “junk” bonds, including those with the lowest rating. The fund’s holdings may include corporate and government bonds, asset- and mortgage-backed securities, and foreign securities.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund’s program) that would provide higher yields and appreciation potential. And if, for instance, the economic outlook is positive, the manager may buy up to the 10% limit on below investment-grade bonds.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Limited-Term Bond Portfolio Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	2.71%
Worst Quarter	6/30/04	-1.15%

Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Portfolio Class Shares	1 Year	5 Years	10 Years
T. Rowe Price Limited-Term Bond Portfolio	1.60%	3.97%	3.64%
T. Rowe Price Limited-Term Bond Portfolio Barclays 1-3 Year U.S. Government/Credit Bond Index	1.59%	3.99%	3.63%
T. Rowe Price Limited-Term Bond Portfolio Lipper Variable Annuity Underlying Short-Intermediate Investment Grade Debt Funds Average	1.39%	3.44%	3.42%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-469-6587.